Expense Example - Innovator Equity Dual Directional 10 Buffer ETF - October - Innovator Equity Dual Directional 10 Buffer ETF - October	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252